Acquisition of Subsidiaries: Schedule of Business Acquisition, Millennium Power Solutions (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Business Acquisition, Millennium Power Solutions

Purchase Price	Shares	Price	Total
Millennium Power Solutions, LLC	3,694,811	$2.95	$10,899,692
Assets at Fair Value
Cash			$531,460
Receivables			35,019
Inventory			113,138
Property and equipment			203,756
Battery technology			10,039,872
Total Assets			$10,923,245
Liabilities Assumed at Fair Value
Accounts payable			$21,894
Accrued liabilities			1,659
Total Liabilities			$23,553

Equity			10,899,692
Total Liabilities and Equity			$10,923,245